Key Management Personnel - Summary of Remuneration of the Company's Board of Directors and ELT (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 5.7	$ 12.3
Director fees	2.5	1.5
Share-based compensation (Note 34)	5.4	4.4
Key management personnel compensation	$ 13.6	$ 18.2